CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 62,042	$ 79,085
Restricted cash	78	919
Notes receivable	5,417	4,484
Accounts receivable, net of allowance for doubtful accounts of $4,793 and $4,391 as of December 31, 2013 and 2014, respectively	47,977	45,905
Inventories	4,966	5,027
Prepaid expenses and other current assets	8,964	4,032
Deferred costs-current	710	141
Deferred tax assets-current	2,387	2,546
Total current assets	132,541	142,139
Long-term receivable	45	224
Property and equipment, net	880	1,170
Intangible assets, net	440	6
Goodwill	1,402	563
Equity method investments	2,502	3,551
Deferred costs-non-current	516	214
Deferred tax assets-non-current	785	939
Total assets	139,111	148,806
Current liabilities:
Accounts payable	2,298	2,207
Notes payable	86	884
Accrued expenses and other current liabilities	17,652	13,134
Deferred revenue-current	4,572	6,542
Dividend payable		57
Income tax payable	3,465	997
Deferred tax liabilities-current	3,727	8,222
Government subsidies-current	167	710
Total current liabilities	31,967	32,753
Deferred revenue-non-current	617	135
Government subsidies-non-current	4,390	4,946
Deferred tax liabilities-non-current	110
Total Liabilities	37,084	37,834
Commitments (Note 23)
China Digital TV Holding Co., Ltd. shareholders' equity:
Ordinary shares ($0.0005 par value; 200,000,000 and 200,000,000 shares authorized, 59,149,153 and 59,705,570 shares issued and outstanding as of December 31, 2013 and 2014, respectively)	30	30
Additional paid-in capital	35,639	32,037
Statutory reserve	17,977	17,907
Retained earnings	22,307	31,122
Accumulated other comprehensive income	25,509	28,940
Total China Digital TV Holding Co., Ltd. shareholders' equity	101,462	110,036
Noncontrolling interest	565	936
Total equity	102,027	110,972
TOTAL LIABILITIES AND EQUITY	$ 139,111	$ 148,806